Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2017
Property And Equipment Net Tables
Property and equipment
	March 31, 2017	December 31, 2016
Furniture and equipment	$42,775	$—
Technology development	1,527,358
Total property and equipment	1,570,133	—
Less: accumulated depreciation and amortization	48,835	—
Property and equipment, net	$1,521,298	$—